Cover Page	12 Months Ended
Dec. 31, 2025
Cover [Abstract]
Document Type	PRE 14A
Amendment Flag	false
Entity Registrant Name	AARDVARK THERAPEUTICS, INC.
Entity Central Index Key	0001774857